Long-term bonds (Outstanding corporate bonds, medium-term notes and debt financing instrument of the Group) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long-term bonds [line items]
Face value	¥ 48,000,000
Issue Price	29,000,000
Interest	76,428
Long-term bonds of overseas subsidiaries guaranteed by the company	3,921,000	¥ 0
Long-term bonds [member]
Disclosure of long-term bonds [line items]
Issue Price	35,517,730	35,300,000
Balance as at the end of last year	31,286,923	29,978,142
Issued Amount	4,217,730	5,300,000
Interest	1,507,962	1,439,099
Amortization	(17,939)	8,781
Repayment	(2,800,000)	(4,000,000)
Foreign Exchange Gain	(46,320)
Foreign Currency Transition Differences	(258,936)
Interest Payable	679,458
Balance as at the end of year	33,060,916	31,286,923
2014 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value		¥ 4,000,000
Issuance Date		July 2014
Initial Period		5 years
Initial Distribution Rate		5.30%
Effective Rate		5.37%
Issue Price		¥ 4,000,000
Balance as at the end of last year		3,993,479
Interest		112,679
Amortization		6,521
Repayment		(4,000,000)
2016 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 3,000,000	¥ 3,000,000
Issuance Date	June 2016	June 2016
Initial Period	5 years	5 years
Initial Distribution Rate	3.48%	3.48%
Effective Rate	3.48%	3.48%
Issue Price	¥ 3,000,000	¥ 3,000,000
Balance as at the end of last year	3,000,072	3,000,010
Interest	104,400	104,400
Amortization	62	62
Interest Payable	57,778
Balance as at the end of year	3,057,912	3,000,072
2016 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,200,000	¥ 1,200,000
Issuance Date	June 2016	June 2016
Initial Period	10 years	10 years
Initial Distribution Rate	3.98%	3.98%
Effective Rate	3.98%	3.98%
Issue Price	¥ 1,200,000	¥ 1,200,000
Balance as at the end of last year	1,199,985	1,199,973
Interest	47,760	47,760
Amortization	12	12
Interest Payable	26,432
Balance as at the end of year	1,226,429	1,199,985
2017 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 5,000,000	¥ 5,000,000
Issuance Date	July 2017	July 2017
Initial Period	5 years	5 years
Initial Distribution Rate	4.69%	4.69%
Effective Rate	4.90%	4.90%
Issue Price	¥ 5,000,000	¥ 5,000,000
Balance as at the end of last year	5,001,878	5,000,939
Interest	234,500	234,500
Amortization	965	939
Interest Payable	111,146
Balance as at the end of year	5,113,989	5,001,878
2017 debt financing instrument (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 500,000	¥ 500,000
Issuance Date	July 2017	July 2017
Initial Period	3 years	3 years
Initial Distribution Rate	4.75%	4.75%
Effective Rate	4.81%	4.81%
Issue Price	¥ 500,000	¥ 500,000
Balance as at the end of last year	499,846	499,563
Interest	23,750	23,750
Amortization	154	283
Repayment	(500,000)
Balance as at the end of year		499,846
2017 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,300,000	¥ 2,300,000
Issuance Date	November 2017	November 2017
Initial Period	3 years	3 years
Initial Distribution Rate	4.99%	4.99%
Effective Rate	4.99%	4.99%
Issue Price	¥ 2,300,000	¥ 2,300,000
Balance as at the end of last year	2,299,962	2,299,916
Interest	114,770	114,770
Amortization	38	46
Repayment	(2,300,000)
Balance as at the end of year		2,299,962
2020 corporate bonds (2020 12th) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,108,865
Issuance Date	February 2020
Initial Period	5 years
Initial Distribution Rate	2.25%
Effective Rate	2.32%
Issue Price	¥ 2,108,865
Issued Amount	2,108,865
Interest	40,838
Amortization	(9,456)
Foreign Exchange Gain	(23,160)
Foreign Currency Transition Differences	(129,468)
Interest Payable	16,383
Balance as at the end of year	1,963,164
Super short-bond (2020 13th) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,108,865
Issuance Date	February 2020
Initial Period	10 years
Initial Distribution Rate	2.63%
Effective Rate	2.72%
Issue Price	¥ 2,108,865
Issued Amount	2,108,865
Interest	47,644
Amortization	(17,629)
Foreign Exchange Gain	(23,160)
Foreign Currency Transition Differences	(129,468)
Interest Payable	19,114
Balance as at the end of year	1,957,722
2018 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,500,000	¥ 1,500,000
Issuance Date	April 2018	April 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.90%	4.90%
Effective Rate	4.90%	4.90%
Issue Price	¥ 1,500,000	¥ 1,500,000
Balance as at the end of last year	1,500,040	1,500,010
Interest	73,500	73,500
Amortization	30	30
Interest Payable	54,773
Balance as at the end of year	1,554,843	1,500,040
2018 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 3,000,000	¥ 3,000,000
Issuance Date	May 2018	May 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.80%	4.80%
Effective Rate	4.91%	4.91%
Issue Price	¥ 3,000,000	¥ 3,000,000
Balance as at the end of last year	2,996,069	2,993,135
Interest	144,000	144,000
Amortization	2,953	2,934
Interest Payable	96,263
Balance as at the end of year	3,095,285	2,996,069
2018 medium-term notes (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,000,000	¥ 2,000,000
Issuance Date	July 2018	July 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.41%	4.41%
Effective Rate	4.56%	4.56%
Issue Price	¥ 2,000,000	¥ 2,000,000
Balance as at the end of last year	2,001,342	1,998,518
Interest	88,200	88,200
Amortization	9	2,824
Interest Payable	42,046
Balance as at the end of year	2,043,397	2,001,342
2018 debt financing instrument (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,500,000	¥ 2,500,000
Issuance Date	July 2018	July 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.68%	4.68%
Effective Rate	4.81%	4.81%
Issue Price	¥ 2,500,000	¥ 2,500,000
Balance as at the end of last year	2,495,547	2,492,636
Interest	117,000	117,000
Amortization	2,929	2,911
Interest Payable	50,967
Balance as at the end of year	2,549,443	2,495,547
2018 corporate bonds (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 5,000,000	¥ 5,000,000
Issuance Date	September 2018	September 2018
Initial Period	10 years	10 years
Initial Distribution Rate	5.05%	5.05%
Effective Rate	5.05%	5.05%
Issue Price	¥ 5,000,000	¥ 5,000,000
Balance as at the end of last year	4,999,993	4,999,963
Interest	252,500	252,500
Amortization	30	30
Interest Payable	78,171
Balance as at the end of year	5,078,194	4,999,993
2019 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,300,000	¥ 2,300,000
Issuance Date	April 2019	April 2019
Initial Period	10 years	10 years
Initial Distribution Rate	4.70%	4.70%
Effective Rate	4.70%	4.70%
Issue Price	¥ 2,300,000	¥ 2,300,000
Balance as at the end of last year	2,299,990
Issued Amount		2,300,000
Interest	108,100	74,725
Amortization	14	(10)
Interest Payable	74,930
Balance as at the end of year	2,374,934	2,299,990
2019 corporate bonds (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,000,000	¥ 1,000,000
Issuance Date	July 2019	July 2019
Initial Period	3 years	3 years
Initial Distribution Rate	3.55%	3.55%
Effective Rate	3.55%	3.55%
Issue Price	¥ 1,000,000	¥ 1,000,000
Balance as at the end of last year	1,000,007
Issued Amount		1,000,000
Interest	35,500	17,071
Amortization	17	7
Interest Payable	17,118
Balance as at the end of year	1,017,142	1,000,007
2019 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 500,000	¥ 500,000
Issuance Date	July 2019	July 2019
Initial Period	3 years	3 years
Initial Distribution Rate	3.55%	3.55%
Effective Rate	3.65%	3.65%
Issue Price	¥ 500,000	¥ 500,000
Balance as at the end of last year	498,759
Issued Amount		500,000
Interest	17,750	8,051
Amortization	488	(1,241)
Interest Payable	8,073
Balance as at the end of year	507,320	498,759
2019 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,500,000	¥ 1,500,000
Issuance Date	July 2019	July 2019
Initial Period	5 years	5 years
Initial Distribution Rate	3.85%	3.85%
Effective Rate	3.96%	3.96%
Issue Price	¥ 1,500,000	¥ 1,500,000
Balance as at the end of last year	1,493,433
Issued Amount		1,500,000
Interest	57,750	26,193
Amortization	1,445	(6,567)
Interest Payable	26,264
Balance as at the end of year	¥ 1,521,142	¥ 1,493,433